CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of operations and comprehensive loss (unaudited) (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Parent Company Statements Of Operations And Comprehensive Loss [Line Items]
Revenue	¥ 54,411,724	$ 8,553,395	¥ 25,169,279
Cost of revenues	39,904,645	6,272,917	18,452,239
Gross profit	14,507,079	2,280,478	6,717,040
General and administrative expenses	47,314,621	7,437,748	13,009,013
Provision for credit losses	(5,671,285)	(891,513)	(3,697,024)
Loss from operations	37,300,000	5,900,000	9,102,177
Changing in fair value of warrant liability	(147,168,952)	(23,134,614)	0
Other income (loss)	(13,630)	(2,143)	50,369
Net income (loss)	111,379,427	17,508,584	(10,041,526)	$ (1,578,504)
Foreign currency translation adjustment	(4,636,991)	(728,924)	(931,366)
Comprehensive income (loss) attributable to Recon Technology, Ltd	106,720,519	16,776,215	(9,867,018)
RECON TECHNOLOGY, LTD
Parent Company Statements Of Operations And Comprehensive Loss [Line Items]
Revenue			123,918
Cost of revenues			99,202
Gross profit			24,716
General and administrative expenses	36,567,864	5,748,383	6,058,542
Provision for credit losses	1,916,515	301,272
Loss from operations	38,484,379	6,049,655	6,033,826
Changing in fair value of warrant liability	(147,168,952)	(23,134,614)
Other income (loss)	2,584,170	406,225	(148,421)
Equity in income (loss) of subsidiaries, vies and vies' subsidiaries	88,767	13,954	(2,753,404)
Net income (loss)	111,357,510	17,505,140	(8,935,651)
Foreign currency translation adjustment	(4,631,145)	(728,005)	(931,366)
Foreign currency translation adjustments related to investments in subsidiaries, VIEs and VIEs' subsidiaries	(5,846)	(919)	(4,113)
Comprehensive income (loss) attributable to Recon Technology, Ltd	¥ 106,720,519	$ 16,776,216	¥ (9,867,017)